Schedule I Condensed Financial Statements - Condensed Statement of Cash Flow (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows From Operating Activities:
Net income (loss)	$ 63,985	$ 86,243	$ 77,444	$ 19,113	$ (45,464)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Net cash provided by (used in) operating activities	276,317	302,648	303,513	268,249	202,281
Cash Flows From Investing Activities:
Net cash provided by investing activities	(125,803)	(154,976)	(204,318)	(225,316)	(120,196)
Cash Flows From Financing Activities:
Net proceeds from issuance of common stock	253,800
Dividend paid to stockholders (return of capital)	(18,124)	(463,180)	(502,977)	(106,920)
Net cash provided by (used in) financing activities	14,327	(71,492)	(120,183)	(99,967)	(20,500)
Change in Cash and Cash Equivalents	164,841	76,180	(20,988)	(57,034)	61,585
Cash and Cash Equivalents-Beginning of period	45,675	66,663	66,663	123,697	62,112
Cash and Cash Equivalents-End of period	210,516	142,843	45,675	66,663	123,697
Parent Company [Member]
Cash Flows From Operating Activities:
Net income (loss)			77,444	19,113	(45,464)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Equity in net (income) loss of subsidiary			(77,444)	(19,113)	45,464
Net cash provided by (used in) operating activities
Cash Flows From Investing Activities:
Capital contributed to subsidiary				(2,736)
Dividend received from subsidiary (return of capital)			500,000	100,000
Net cash provided by investing activities			500,000	97,264
Cash Flows From Financing Activities:
Net proceeds from issuance of common stock				12,836
Dividend paid to stockholders (return of capital)			(502,977)	(106,920)
Net cash provided by (used in) financing activities			(502,977)	(94,084)
Change in Cash and Cash Equivalents			(2,977)	3,180
Cash and Cash Equivalents-Beginning of period		3,180	3,180
Cash and Cash Equivalents-End of period			$ 203	$ 3,180